CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - 6 months ended Jun. 30, 2018 - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Shareholders' Equity at Dec. 31, 2017	$ 17,153,971	$ 22,927,534	$ 104,799,550	$ (236,246)	$ (110,336,867)
Shareholders' Equity (in shares) at Dec. 31, 2017		1,525,693,393
Stock-based compensation	827,939	$ 0	827,939	0	0
Comprehensive income (loss)	(9,355,160)	0	0	5,611	(9,360,771)
Shareholders' Equity at Jun. 30, 2018	$ 8,626,750	$ 22,927,534	$ 105,627,489	$ (230,635)	$ (119,697,638)
Shareholders' Equity (in shares) at Jun. 30, 2018		1,525,693,393